Property and Equipment (Schedule of Software, Net) (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Property, Plant and Equipment [Line Items]
Intangible asset, net	$ 127,493	$ 108,882	$ 208,095
Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, gross	1,975,640	1,894,215	1,518,142
Accumulated amortization	(816,801)	(720,823)	(386,599)
Intangible asset, net	$ 1,158,839	$ 1,173,392	$ 1,131,543